Capitalization of Software for Resale (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Capitalization of Software for Resale
Software development capitalized costs accumulated amortization	$ 368,126		$ 368,126		$ 261,323
Amortization of software development capitalized costs			789,350		678,973
Development costs	7,800	$ 46,900	16,100	$ 87,700
Amortization expense	$ 53,402	$ 39,844	$ 106,803	$ 74,794	$ 166,783	$ 85,002